Background information of business and organization (Details)		12 Months Ended
		Dec. 31, 2015 HKD	Dec. 31, 2015 MYR	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	May. 29, 2015	May. 15, 2015	Mar. 23, 2015	Mar. 05, 2015	Mar. 02, 2015	Jan. 12, 2015	Dec. 31, 2014	Sep. 15, 2014	Jun. 24, 2014	May. 27, 2014	Apr. 11, 2014	Jan. 27, 2014	Oct. 18, 2013
Schedule of Equity Method Investments [Line Items]
Minority Interest Ownership Percentage		51.00%	51.00%	51.00%	51.00%							75.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners														5.00%
Registered Place and Date of Incorporation		Dec. 04, 2013
Paid-up Capital					¥ 300,000,000
Percentage of Equity Directly Attributable to the Group		95.00%	95.00%	95.00%	95.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners								10.00%
Registered Place and Date of Incorporation		Jan. 14, 2015
Paid-up Capital				$ 6,500,000	¥ 40,000,000
Percentage of Equity Directly Attributable to the Group		90.00%	90.00%	90.00%	90.00%
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners									20.00%
Registered Place and Date of Incorporation		Oct. 14, 2013
Paid-up Capital					¥ 20,000,000
Percentage of Equity Directly Attributable to the Group		80.00%	80.00%	80.00%	80.00%
Xinyuan International Property Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 06, 2011
Paid-up Capital | $				$ 500,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xinyuan International (HK) Property Investment Co., Limited. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 26, 2011
Paid-up Capital | HKD		HKD 3,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
XIN Development Group International Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 10, 2011
Paid-up Capital | $				$ 0
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xinyuan Real Estate, Ltd. ("Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 27, 2006
Paid-up Capital | $				$ 50,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
South Glory International Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 17, 2001
Paid-up Capital | HKD		HKD 10,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Victory Good Development Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 17, 2001
Paid-up Capital | HKD		HKD 10,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Elite Quest Holdings Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 19, 2001
Paid-up Capital | HKD		HKD 10,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
XIN Irvine, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 12, 2012
Paid-up Capital | $				$ 50,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Vista Sierra, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 01, 2012
Paid-up Capital | $				$ 0
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
XIN Development Management East, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 28, 2012
Paid-up Capital | $				$ 1,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
XIN NY Holding, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 29, 2012
Paid-up Capital | $				$ 1,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
421 Kent Development, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 29, 2012
Paid-up Capital | $				$ 1,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xinyuan Sailing Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 21, 2013
Paid-up Capital | HKD		HKD 3,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
AWAN Plasma Sdn Bhd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Apr. 16, 2007
Paid-up Capital | MYR			MYR 33,577,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
XIN Eco Marine Group Properties Sdn Bhd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired												100.00%
Registered Place and Date of Incorporation		Jul. 09, 2014
Paid-up Capital | MYR			MYR 33,217,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xinyuan Internet Finance Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 07, 2015
Paid-up Capital | $				$ 50,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
New Dawn International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 07, 2015
Paid-up Capital | $				$ 50,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
New Legend International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 07, 2015
Paid-up Capital | $				$ 50,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
NewPoint International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 07, 2015
Paid-up Capital | $				$ 50,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
NewGrace International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 07, 2015
Paid-up Capital | $				$ 50,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
China Online Finance Research Institute Limited [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 17, 2015
Paid-up Capital | $				$ 1,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Genesis Ocean Investments Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 19, 2015
Paid-up Capital | HKD		HKD 100
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Honest View Development Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 19, 2015
Paid-up Capital | HKD		HKD 100
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Honour Triumph Enterprises Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 19, 2015
Paid-up Capital | HKD		HKD 100
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Well Poly Holdings Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 19, 2015
Paid-up Capital | HKD		HKD 100
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Zhengzhou Yasheng Construction Material Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 22, 2013
Paid-up Capital | $				$ 50,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Zhengzhou Jiasheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 02, 2013
Paid-up Capital | $				$ 60,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Zhengzhou Yusheng Landscape Design Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 25, 2013
Paid-up Capital | $				$ 70,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xinyuan (China) Real Estate, Ltd. ("WFOE") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Apr. 10, 2006
Paid-up Capital | $				$ 307,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 19, 1997
Paid-up Capital					¥ 200,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Qingdao Xinyuan Xiangrui Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Feb. 09, 2006
Paid-up Capital					¥ 10,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Shandong Xinyuan Real Estate Co., Ltd. ("Shandong Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 02, 2006
Paid-up Capital					¥ 300,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xinyuan Property Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 28, 1998
Paid-up Capital					¥ 50,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Zhengzhou Mingyuan Landscape Engineering Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Feb. 17, 2004
Paid-up Capital					¥ 2,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Zhengzhou Xinyuan Computer Network Engineering Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 26, 2004
Paid-up Capital					¥ 2,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Henan Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 29, 2011
Paid-up Capital					¥ 20,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Suzhou Xinyuan Real Estate Development Co., Ltd. ("Suzhou Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 24, 2006
Paid-up Capital					¥ 200,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Anhui Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 07, 2006
Paid-up Capital					¥ 50,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Kunshan Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired																		100.00%
Registered Place and Date of Incorporation		Jan. 31, 2008
Paid-up Capital					¥ 200,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xinyuan Real Estate (Chengdu) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 12, 2007
Paid-up Capital					¥ 220,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xuzhou Xinyuan Real Estate Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 09, 2009
Paid-up Capital					¥ 200,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Jiye Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 15, 2009
Paid-up Capital					¥ 50,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Wanzhong Real Estate Co., Ltd. ("Beijing Wanzhong") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Mar. 04, 2008
Paid-up Capital					¥ 900,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing Heju Management Consulting Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 16, 2009
Paid-up Capital					¥ 30,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xinyuan Renju (Beijing) Asset Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 16, 2009
Paid-up Capital					¥ 30,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 13, 2005
Paid-up Capital					¥ 10,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Mar. 08, 2012
Paid-up Capital					¥ 30,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Priority Commercial Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 10, 2012
Paid-up Capital					¥ 2,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Sep. 20, 2012
Paid-up Capital					¥ 200,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Jiye Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Feb. 17, 2013
Paid-up Capital					¥ 200,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Jiangsu Jiajing Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Mar. 28, 2005
Paid-up Capital					¥ 150,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing XIN Media Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 10, 2013
Paid-up Capital					¥ 10,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xingyang Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 25, 2013
Paid-up Capital					¥ 200,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
APEC Construction Investment (Beijing) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 01, 2013
Paid-up Capital					¥ 100,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing Xinxiang Huicheng Decoration Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 18, 2013
Paid-up Capital					¥ 10,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xinrongji (Beijing) Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 25, 2013
Paid-up Capital					¥ 100,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Sanya Beida Science and Technology Park Industrial Development Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired																	100.00%
Registered Place and Date of Incorporation		Jan. 10, 2014
Paid-up Capital					¥ 200,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Feb. 21, 2014
Paid-up Capital					¥ 50,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing Xinleju Technology Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 24, 2014
Paid-up Capital					¥ 10,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners						25.00%							25.00%
Registered Place and Date of Incorporation		Apr. 03, 2014
Paid-up Capital				$ 16,300,000	¥ 100,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired																100.00%
Equity interest held by partners											49.00%				49.00%
Registered Place and Date of Incorporation		Jan. 16, 2014
Paid-up Capital				$ 800,000	¥ 5,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Kunming Huaxia Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners		20.00%	20.00%	20.00%	20.00%
Registered Place and Date of Incorporation	[1]	May 27, 2014
Paid-up Capital	[1]				¥ 100,000,000
Minority Interest Ownership Percentage	[1]	80.00%	80.00%	80.00%	80.00%
Liquidated date		Dec. 09, 2015
Zhengzhou Hengsheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 19, 2014
Paid-up Capital					¥ 20,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Xindo Park E-commerce Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 12, 2014
Paid-up Capital					¥ 202,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners		10.00%	10.00%	10.00%	10.00%
Registered Place and Date of Incorporation		Sep. 15, 2014
Paid-up Capital					¥ 20,000,000
Minority Interest Ownership Percentage		90.00%	90.00%	90.00%	90.00%
Tianjin Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Sep. 17, 2014
Paid-up Capital					¥ 100,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Xi'an Xinyuan Metropolitan Business Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 25, 2014
Paid-up Capital					¥ 3,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 01, 2015
Paid-up Capital					¥ 30,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Beijing Xinhe Investment Development Co.,Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 05, 2015
Paid-up Capital					¥ 5,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Jinan Yue-Mart Commerce and Trade Co.,Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 04, 2015
Paid-up Capital					¥ 3,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Henan Yue-Mart Commerce and Trade Co.,Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Mar. 23, 2015
Paid-up Capital					¥ 10,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Guangsheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 27, 2015
Paid-up Capital					¥ 40,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Shanghai Hexinli Property Management Center (Limited partnership) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 28, 2015
Paid-up Capital					¥ 100,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Shenzhen Xilefu Internet Financial Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 12, 2015
Paid-up Capital					¥ 5,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Shenzhen Xileju Technology Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 04, 2015
Paid-up Capital					¥ 5,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%
Shandong Xinyuan Renju Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired							18.00%			82.00%
Registered Place and Date of Incorporation	[2]	Nov. 19, 2011
Paid-up Capital	[2]				¥ 50,000,000
Minority Interest Ownership Percentage	[2]	100.00%	100.00%	100.00%	100.00%
Acquired date		Mar. 01, 2015
Henan Xinyuan Real Estate Marketing Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 30, 2015
Paid-up Capital					¥ 1,000,000
Minority Interest Ownership Percentage		100.00%	100.00%	100.00%	100.00%

[1]	Liquidated on December 9, 2015.
[2]	Acquired on March 1, 2015.